Income Taxes (Details 6) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets	$ 25,868,554	$ 33,392,529
2009 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets	$ 427,346
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2018 ~ 2019
2010 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets	$ 620,885
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2019
2011 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets	$ 1,313,095
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2020 ~ 2021
2012 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets	$ 9,583,402
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2021 ~ 2022
2013 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets	$ 1,723,631
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2018 ~ 2023
2014 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets	$ 2,058,670
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2019 ~ 2024
2015 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets	$ 3,851,129
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2020 ~ 2025
2016 Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets	$ 4,100,117
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2021 ~ 2026
2017 estimated Unused tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Unrecognized deferred tax assets	$ 2,190,279
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2022 ~ 2027